Schedule of Disclosure of Share-based Compensation Arrangements by Share Purchase Warrants Outstanding (Details)	6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Share Purchase Warrants Schedule Of Disclosure Of Share-based Compensation Arrangements By Share Purchase Warrants Outstanding 1	$ 428,571
Share Purchase Warrants Schedule Of Disclosure Of Share-based Compensation Arrangements By Share Purchase Warrants Outstanding 2		0.50
Share Purchase Warrants Schedule Of Disclosure Of Share-based Compensation Arrangements By Share Purchase Warrants Outstanding 3	1,082,036
Share Purchase Warrants Schedule Of Disclosure Of Share-based Compensation Arrangements By Share Purchase Warrants Outstanding 4		0.50
Share Purchase Warrants Schedule Of Disclosure Of Share-based Compensation Arrangements By Share Purchase Warrants Outstanding 5	$ 1,510,607